Property, Plant and Equipment (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Property Plant And Equipment
Land	$ 142.9	$ 145.1
Buildings and Improvements	667.4	646.8
Machinery, Equipment and Leasehold Improvements	1,388.9	1,210.7
Property, Plant and Equipment, at Cost	2,199.2	2,002.6
Less: Accumulated Depreciation and Amortization	839.0	716.7
Property, Plant and Equipment at Cost, Net	1,360.2	1,285.9
Depreciation and amortization expense of property, plant and equipment	$ 191.3	$ 183.0	$ 182.7